Organization and Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Office	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Product Information [Line Items]
Total consolidated assets	$ 931,435,000	$ 507,265,000
Total deposits	729,949,000	399,111,000
Total stockholders' equity	$ 112,101,000	71,394,000	$ 61,626,000
Number of banking offices | Office	17
Cash and cash equivalents maturity description	Ninety days or less
Cash reserve requirements	$ 6,226,000	$ 6,348,000
Number of days loan past due for non accrual of interest status	90 days
Number of days loan past due for non accrual of interest status, loans	90 days
Minimum period, loans returned to accrual status	6 months
Uncertain tax position, recognition threshold percentage	50.00%
Building and Improvements [Member]
Product Information [Line Items]
Estimated useful lives for building and improvements	40 years
Consumer Loans [Member]
Product Information [Line Items]
Number of days loan past due for non accrual of interest status, loans	120 days
Residential Mortgage [Member]
Product Information [Line Items]
Number of days loan past due for non accrual of interest status, loans	180 days
Minimum [Member] | Furniture and equipment [Member]
Product Information [Line Items]
Estimated useful lives for building and improvements	3 years
Maximum [Member] | Furniture and equipment [Member]
Product Information [Line Items]
Estimated useful lives for building and improvements	10 years
Core Deposits Intangibles [Member]
Product Information [Line Items]
Intangibles amortized period	10 years